Business combinations - Goodwill and Fair value of Net Assets Acquired (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Purchase consideration
Cash paid	£ 1,301		£ 273
Deferred and contingent consideration	45		41
Equity interests	3,023
Total purchase consideration	4,369		314
Fair value of net assets acquired	(1,021)		(83)
Goodwill from current-year acquisitions	3,348		231
Goodwill expected to be deductible for tax purposes	60		£ 146
Terminix Global Holdings, Inc
Purchase consideration
Cash paid	1,087	£ 1,087
Equity interests	3,023
Total purchase consideration	4,110	4,110
Fair value of net assets acquired	(934)
Goodwill from current-year acquisitions	3,176	3,176
Equity interests of acquirer excluding replacement share awards	3,007	3,007
Replacement employee share awards	16	£ 16
Individually immaterial acquisitions
Purchase consideration
Cash paid	214
Deferred and contingent consideration	45
Total purchase consideration	259
Fair value of net assets acquired	(87)
Goodwill from current-year acquisitions	172
Goodwill expected to be deductible for tax purposes	£ 60